Retirement benefits - Summary of Actuarial Assumptions Used to Determine Present Value of Other Post-employment benefit plan obligation (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of actuarial assumptions [line items]
Discount rate	7.20%	6.90%	6.80%
Mortality table	IALM (2012-14)	IALM (2012-14)	IALM (2012-14)
Bottom of range [member]
Disclosure of actuarial assumptions [line items]
Expected rate of increase in compensation level of covered employees	2.00%	2.00%	2.00%
Top of range [member]
Disclosure of actuarial assumptions [line items]
Expected rate of increase in compensation level of covered employees	15.00%	15.00%	15.00%